Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Segmented Information
REVENUES	$ 179,815	$ 163,425	$ 348,554	$ 314,773
Service
Segmented Information
REVENUES	166,773	146,244	323,379	284,079
Professional services and other
Segmented Information
REVENUES	12,825	15,795	24,618	28,768
License
Segmented Information
REVENUES	$ 217	$ 1,386	$ 557	$ 1,926